Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2026
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Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value through profit or loss at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Debt instruments	¥2,620,759	¥2,820,665
Equity instruments	84,354	82,304

Total financial assets at fair value through profit or loss	¥2,705,113	¥2,902,969

Debt instruments in financial assets at fair value through profit or loss mainly consist of investment
funds. Equity instruments in financial assets at fair value through profit or loss mainly consist of subordinated loans classified as equity instruments and non-trading
stocks held by the venture capital investment subsidiary.